Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of transactions with related parties
	2021	2020	2019
Holding company
Interest income	34,447	41,034	265,200

Management staff
Administrative services expenditures	113,018	199,488	23,548

Other related parties
Sales	391,664	188,082	249,560
Purchases	40,081	27,507	438,052
Direct short-term benefits (*)	78,321	90,562	106,631

(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

Schedule of balances receivable from and payable to related parties
	December 31,
	2021	2020
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$6,073	$6,073
Cá. Laminadora Vista Hermosa, S.A. de C.V.	628	611
Operadora compañía Mexicana de Tubos, S.A. de C.V.	873	848
Cía Tubos y Perfiles Monterrey, S.A. de C.V.	3,318	3,318
Operadora Perfiles Sigosa, S.A. de C.V.	2,872	3,452
Operadora Construalco, S.A. de C.V.	519	3,320
Aceros y Laminados Sigosa, S.A. de C.V.	1,638	2,643
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Operadora Industrial de Herramientas, S.A. de C.V.	816	411
Joist del Golfo, S.A. de C.V.	5,227	12,192
Ferrovisa, S.A.		17,762
Sigosa Aceros, S.A. de C.V.	18,942
Siderúrgicos del Golfo, S.A. de C.V.	940
Perfiles Comerciales Sigosa, S.A. de C.V.	25,588
Pytsa Industrial de Mexico. S.A. de C.V.	438
Aceros y Laminados Sigosa, S.A. de C.V.	820
Others	246	782
	$70,232	$52,706

	December 31,
	2021	2020
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$915,553	$858,510
Perfiles Comerciales Sigosa, S.A. de C.V.	154,605	150,233
	$1,070,158	$1,008,743
Total, long-term	$1,718,439	$1,657,024

	2021	2020
Accounts payable:
Aceros y Laminados Sigosa, S.A. de C.V.	$7,155	$4,625
Industrias CH, S.A.B. de C.V.	214,294	214,294
Perfiles Comeciales Sigosa, S.A. de C.V.	3,802	1,292
Holding Protel, S.A. de C.V.	251	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	445	1,404
Operadora Perfiles Sigosa, S.A. de C.V.	2,074	3,855
Operadora Pytsa Industrial, S.A. de C.V.	11,603	9,073
Comercializadora SIGOSA, S.A. de C.V.	2,532	102,067
Compañia Manufacturera de Tubos, S.A. de C.V.	7,174	7,377
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	7,090	6,287
Sigosa Aceros, S.A. de C.V.	48,096
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	634
Industrias Procarsa, S.A. de C.V.	156	0
Ferrovisa, S.A. de C.V.	7,458	0
Others	188	352
	$312,913	$351,511